10.31 Fidelity Fixed-Income ETFs Combo PRO-03 | Fidelity® Limited Term Bond ETF
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Limited Term Bond ETF}	10.31 Fidelity Fixed-Income ETFs Combo PRO-03 Fidelity® Limited Term Bond ETF Fidelity Limited Term Bond ETF-Default
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Limited Term Bond ETF}	10.31 Fidelity Fixed-Income ETFs Combo PRO-03 Fidelity® Limited Term Bond ETF Fidelity Limited Term Bond ETF-Default USD ($)
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456